Trade and other receivables (Tables)	12 Months Ended
Aug. 31, 2021
Trade and other receivables
Schedule of trade and other receivables

	2021	2020
	$	$
Trade receivables	27,388	—
Sales taxes receivable	166,749	72,249
Other receivables	125,603	6,778
	319,740	79,027

Schedule of aging analysis of receivables

	2021	2020
	$	$
0 – 30	—	—
31 – 60	2,008	—
61 – 90	25,380	—
91 and over	—	—
	27,388	—

Schedule of movements in allowance for expected credit losses

	2021	2020
	$	$
Opening balance	—	—
Recovery of bad debts	—	(458)
Reversal of trades and other receivables previously written-off	—	458
Closing balance	—	—